Earnings per share - Calculation of Basic and Diluted EPS (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Earnings per share [abstract]
Earnings	£ 1,062.9	£ 1,816.6		£ 1,400.1
Average shares used in basic EPS calculation	1,247.8	1,261.1		1,277.8
EPS	£ 0.852	£ 1.440	[1]	£ 1.096	[1]
Diluted earnings	£ 1,062.9	£ 1,816.6		£ 1,400.1
Average shares used in diluted EPS calculation	1,261.2	1,275.8		1,296.0
Diluted EPS	£ 0.843	£ 1.424	[1]	£ 1.080	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.